Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000091784
Shareholder Report [Line Items]
Fund Name	MAI Managed Volatility Fund
Class Name	Institutional
Trading Symbol	MAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

Additional Information Phone Number	(877) 414-7884
Additional Information Website	http://www.maifunds.com/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.21%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

Over the six-month period ending February 28, 2025, the Fund's Institutional Class (MAIPX) returned 4.64%. Over the same period, the S&P 500 Index returned 6.11%. The index started the period with a sharp pullback, then gyrated between strong advances and pullbacks. In December, less than two weeks after posting its lowest close for the period, the CBOE Volatility Index (VIX Index) posted one of its sharpest spikes in history.

The Fund’s limited equity exposure coupled with its active approach to risk management and option writing limited its participation in these pullbacks while capturing approximately 75% of the market gain for the period.

We believe the Fund’s ability to generate returns through non-directional investments (Interest, Dividends, Option Writing) aid in its ability to generate returns commensurate with investor expectations.

1CBOE Volatility Index (VIX Index) The VIX Index is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500 Index (SPX℠) call and put options.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index
02/28/15	$50,000	$50,000
05/31/15	$50,476	$50,320
08/31/15	$48,451	$47,340
11/30/15	$49,657	$50,212
02/29/16	$48,188	$46,905
05/31/16	$50,022	$51,184
08/31/16	$51,190	$53,283
11/30/16	$51,317	$54,259
02/28/17	$52,992	$58,619
05/31/17	$53,512	$60,125
08/31/17	$54,363	$61,933
11/30/17	$56,034	$66,669
02/28/18	$56,211	$68,643
05/31/18	$56,968	$68,773
08/31/18	$59,267	$74,110
11/30/18	$58,624	$70,853
02/28/19	$58,551	$71,856
05/31/19	$58,927	$71,374
08/31/19	$61,240	$76,275
11/30/19	$63,254	$82,267
02/29/20	$59,914	$77,743
05/31/20	$60,157	$80,537
08/31/20	$62,722	$93,007
11/30/20	$65,606	$96,628
02/28/21	$67,034	$102,069
05/31/21	$70,378	$113,009
08/31/21	$72,206	$121,994
11/30/21	$73,460	$123,607
02/28/22	$72,990	$118,797
05/31/22	$71,841	$112,670
08/31/22	$71,129	$108,297
11/30/22	$73,236	$112,223
02/28/23	$73,138	$109,660
05/31/23	$75,515	$115,962
08/31/23	$77,021	$125,564
11/30/23	$78,963	$127,754
02/29/24	$80,992	$143,054
05/31/24	$82,218	$148,648
08/31/24	$84,463	$159,637
11/30/24	$86,857	$171,051
02/28/25	$88,384	$169,384

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	9.13%	8.09%	5.86%
S&P 500® Index	18.41%	16.85%	12.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 214,064,960
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 778,533
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$214,064,960
# of Portfolio Holdings	82
Portfolio Turnover Rate	10%
Investment Advisory Fees (Net of fees waived)	$778,533

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Written Options	(0.5)%
Materials	0.3%
Real Estate	0.8%
Utilities	1.2%
Energy	2.3%
Industrials	3.4%
Consumer Staples	3.7%
Consumer Discretionary	4.9%
Communication Services	6.6%
Health Care	6.9%
Financials	9.7%
Information Technology	18.4%
Money Market Fund	15.2%
U.S. Government & Agency Obligations	27.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% total net assets)*

Apple, Inc.	4.62%
Microsoft Corp.	3.66%
Visa, Inc., Class A	2.42%
Alphabet, Inc., Class A	2.28%
Meta Platforms, Inc., Class A	2.28%
Broadcom, Inc.	2.22%
Amazon.com, Inc.	2.22%
Oracle Corp.	1.91%
The Home Depot, Inc.	1.85%
JPMorgan Chase & Co.	1.59%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.

C000091785
Shareholder Report [Line Items]
Fund Name	MAI Managed Volatility Fund
Class Name	Investor
Trading Symbol	DIVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

Additional Information Phone Number	(877) 414-7884
Additional Information Website	http://www.maifunds.com/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.46%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

Over the six-month period ending February 28, 2025, the Fund's Investor Class (DIVPX) returned 4.54%. Over the same period, the S&P 500 Index returned 6.11%. The index started the period with a sharp pullback, then gyrated between strong advances and pullbacks. In December, less than two weeks after posting its lowest close for the period, the CBOE Volatility Index (VIX Index) posted one of its sharpest spikes in history.

The Fund’s limited equity exposure coupled with its active approach to risk management and option writing limited its participation in these pullbacks while capturing approximately 75% of the market gain for the period.

We believe the Fund’s ability to generate returns through non-directional investments (Interest, Dividends, Option Writing) aid in its ability to generate returns commensurate with investor expectations.

1CBOE Volatility Index (VIX Index) The VIX Index is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500 Index (SPX℠) call and put options.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Class	S&P 500® Index
02/28/15	$10,000	$10,000
05/31/15	$10,092	$10,064
08/31/15	$9,674	$9,468
11/30/15	$9,910	$10,042
02/29/16	$9,612	$9,381
05/31/16	$9,973	$10,237
08/31/16	$10,202	$10,657
11/30/16	$10,221	$10,852
02/28/17	$10,545	$11,724
05/31/17	$10,650	$12,025
08/31/17	$10,803	$12,387
11/30/17	$11,137	$13,334
02/28/18	$11,163	$13,729
05/31/18	$11,298	$13,755
08/31/18	$11,745	$14,822
11/30/18	$11,619	$14,171
02/28/19	$11,590	$14,371
05/31/19	$11,653	$14,275
08/31/19	$12,105	$15,255
11/30/19	$12,498	$16,453
02/29/20	$11,827	$15,549
05/31/20	$11,877	$16,107
08/31/20	$12,374	$18,601
11/30/20	$12,931	$19,326
02/28/21	$13,200	$20,414
05/31/21	$13,856	$22,602
08/31/21	$14,204	$24,399
11/30/21	$14,443	$24,721
02/28/22	$14,344	$23,759
05/31/22	$14,105	$22,534
08/31/22	$13,956	$21,659
11/30/22	$14,364	$22,445
02/28/23	$14,340	$21,932
05/31/23	$14,789	$23,192
08/31/23	$15,076	$25,113
11/30/23	$15,439	$25,551
02/29/24	$15,836	$28,611
05/31/24	$16,063	$29,730
08/31/24	$16,493	$31,927
11/30/24	$16,946	$34,210
02/28/25	$17,242	$33,877

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Class	8.88%	7.83%	5.60%
S&P 500® Index	18.41%	16.85%	12.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 214,064,960
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 778,533
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$214,064,960
# of Portfolio Holdings	82
Portfolio Turnover Rate	10%
Investment Advisory Fees (Net of fees waived)	$778,533

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Written Options	(0.5)%
Materials	0.3%
Real Estate	0.8%
Utilities	1.2%
Energy	2.3%
Industrials	3.4%
Consumer Staples	3.7%
Consumer Discretionary	4.9%
Communication Services	6.6%
Health Care	6.9%
Financials	9.7%
Information Technology	18.4%
Money Market Fund	15.2%
U.S. Government & Agency Obligations	27.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% total net assets)*

Apple, Inc.	4.62%
Microsoft Corp.	3.66%
Visa, Inc., Class A	2.42%
Alphabet, Inc., Class A	2.28%
Meta Platforms, Inc., Class A	2.28%
Broadcom, Inc.	2.22%
Amazon.com, Inc.	2.22%
Oracle Corp.	1.91%
The Home Depot, Inc.	1.85%
JPMorgan Chase & Co.	1.59%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.